Lease - Supplemental cash flow information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease
Operating cash flows from operating leases	¥ 344,120	¥ 402,308	¥ 341,348
Right-of-use assets obtained in exchange for lease liabilities	¥ 56,767	¥ 51,559